Going Concern and Liquidity (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern and Liquidity [Abstract]
Working capital					$ 520,738
Net loss	$ (3,695,678)	$ (456,351)	$ (4,935,261)	$ (1,629,777)	$ (5,160,960)	$ (2,640,590)